Income Taxes - Provisions for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Current expense:
Federal	$ 48.9	$ 42.1	$ 37.1
State	5.2	5.6	2.2
Foreign	11.6	18.0	15.0
Deferred expense (credit):
Federal	(22.0)	(9.3)	(23.5)
State	(1.9)	(6.6)	(3.0)
Foreign	(0.4)	(2.2)	(1.1)
Total provision for income taxes	$ 41.4	$ 47.6	$ 26.7